STOCK OPTION PLAN (Details Textuals) (USD $)				3 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Stock Options	Sep. 30, 2011 Stock Options	Sep. 30, 2012 Stock Options	Sep. 30, 2011 Stock Options	Dec. 31, 2010 Stock Options Samplings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares issued	100,000,000	100,000,000	100,000,000					1,000,000
Term of stock option granted						5 years
Percentage of exercise price to market value of common stock				100.00%		100.00%
Vested period of stock option						10 years
Percentage of voting power of common stock				10.00%		10.00%
Maximum percentage of fair market of a share of common stock				110.00%		110.00%
Total fair value of stock option awards vested						$ 72,664	$ 1,261
Number of expected sampling volatility of companies								5
Dividend yield						0.00%
Employee stock-based compensation cost				11,000	29,000	50,000	47,000
Unrecognized estimated employee compensation cost				$ 165,000		$ 165,000
Weighted-average vesting period						3 years 8 months 1 day